CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 13,854		$ 5,511	$ 5,966
Cost of revenue	9,401		3,606	3,063
Gross profit	4,453		1,905	2,903
Operating expenses:
Research and development, net	4,148		4,031	2,939
Sales and marketing	13,922		9,842	6,993
General and administrative	9,995		7,134	5,626
Total operating expenses	28,065		21,007	15,558
Operating loss	(23,612)		(19,102)	(12,655)
Financial income, net	1,467	[1]		13
Loss before income taxes	(22,145)		(19,102)	(12,642)
Taxes on income (benefit)	(12)		467	94
Net loss	$ (22,133)		$ (19,569)	$ (12,736)
Net loss per ordinary share, basic | (per share)	$ (0.37)		$ (0.31)	$ (0.27)
Net loss per ordinary share, diluted | (per share)	$ (0.37)		$ (0.31)	$ (0.27)
Weighted average number of shares used in computing net loss per ordinary share, basic | shares	59,719,064		62,378,797	47,935,652
Weighted average number of shares used in computing net loss per ordinary share, diluted | shares	59,719,064		62,378,797	47,935,652

[1]	Represents an amount lower than $1.